Y
                                 AUGUST 1, 1998
                       SUPPLEMENT NO. 1 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 1998

                   (SUPPLEMENT OFFERING BCTC IV SERIES 33 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)
--------------------------------------------------------------------------------
     This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus. This Supplement No. 1 supersedes all previous supplements to the Prospectus.

     Results of BCTC IV Series 32

     The Fund received orders for a total of 4,502,700 BACs ($45,027,000) with respect to Series 32, and issued the last of such Series 32 BACs on June 17, 1998. The aggregate fees paid as of June 17, 1998 to the General Partner and Affiliates with respect to Series 32 were $5,290,672. No additional BACs will be offered with respect to Series 32. The Fund has issued a total of 42,877,209 BACs, raised $428,607,500 and admitted 24,763 Investors with respect to Series 20 through 32 and may still sell up to $196,392,500 to the public if all the BACs in Series 33 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 32.)

     Offering of BCTC IV Series 33

     The Fund is offering, effective June 18, 1998, the fourteenth series of BACs ("Series 33") consisting of 2,500,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. No BACs in Series 33 will be issued unless at least 250,000 BACs in such series are sold. In the event that only the minimum number of 250,000 BACs are sold in Series 33, a significant portion of the Apartment Complexes identified herein will not be invested in. In addition, of each dollar raised by Series 33, approximately 72% to 73% will be used for investments in Apartment Complexes, and about one-half of the balance will be used to pay fees and expenses to the General Partner or its Affiliates. (See "Estimated Use of Proceeds," and "Compensation and Fees" in the Prospectus.) The offering of BACs in Series 33 will not exceed 12 months.

     THE PURCHASE OF BACS IN SERIES 33 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

     The Fund anticipates acquiring, on behalf of Series 33, limited partnership interests in the ten (10) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus). A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

     The Fund will endeavor to invest in Operating Partnerships with a goal of generating tax credits for allocation to Investors, upon completion and occupancy of all Apartment Complexes, averaging approximately $1.00 to $1.20 per BAC annually in Series 33, which would be the equivalent of an approximate 10%-12% annual Tax Credit as a percentage of capital invested, for the ten year credit period applicable to each Apartment Complex in which

Series 33 invests. (See "Investment Objectives and Acquisition Policies" in the Prospectus.) This assumes: (a) the applicability of current tax laws and regulations and current interpretations of such laws and regulations by the courts; (b) each of such Apartment Complexes is occupied with qualifying individuals throughout the 15-year Federal Housing Tax Credit compliance period; and (c) BAC Holders are unable to use any passive tax losses generated by the Fund. These investment objectives do not represent yield or return on investment.

     Assuming: none of the Apartment Complexes invested in by a Series has any value at the end of the 15-year Federal Housing Tax Credit compliance period applicable to the investments of a Series and at such time if an Investor uses the suspended passive losses equal to the unreturned Capital Contribution, the equivalent tax-free internal rate of return would be approximately 4%-6% (approximately 4.7%-9.9% taxable internal rate of return) for Investors with taxable income which is taxed at that time in the 15%-39.6% tax brackets, respectively. (See "Federal Income Tax Matters--Passive Loss and Tax Credit Limitations" for a discussion of offsetting an Investor's loss of Capital Contribution against active income.) If the Apartment Complexes appreciate in value, such increased value can be recognized through sales of Operating Partnership Interests or the sale or refinancing of Apartment Complexes (even though the restrictions and compliance requirements of the Federal Housing Tax Credit program will continue to apply to such Apartment Complexes at that time), and Investors receive distributions from such sales, the equivalent tax-free internal rate of return will be greater.

     The selection of a 10%-12% annual Tax Credit as a percentage of capital invested, as an investment objective, has been made by the Fund after consulting with the Dealer-Manager regarding tax-free returns currently available to investors in other similar tax credit investments. Pursuant to the rules for the allocation of Federal Housing Tax Credits, the Fund's investment goal is for the following annual tax-free amounts (for each $10,000 investment in Series 33): $100-$200 in 1998, $400-$600 in 1999; $1,000-$1,200 in 2000-2008
and $400-$600 in 2009. This statement of Tax Credit investment goal does not represent a forecast of anticipated Tax Credits to be obtained nor does it represent a yield or return on investment. Rather it represents an investment goal of the Fund under the rules for allocation of Tax Credits for the credit period applicable to the Fund's anticipated Series 33 investments. As there is no assurance that the value of the Fund's assets will equal such amount or that such distributions will be made, there is no assurance that any particular tax-free internal rate of return will be achieved. (See "Tax Credit Programs--The Federal Housing Tax Credit," commencing at page 64 of the Prospectus, for a discussion of the allocation of Federal Housing Tax Credits during the applicable credit period.)

     The Fund's investment in Operating Partnerships on behalf of Series 33 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

     THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV--SERIES 33.

     While the General Partner believes that the Fund, on behalf of Series 33, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below. Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $25 million is raised for Series 33, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 100% of the total money which the Fund currently expects to spend on behalf of Series 33.

     Management's Discussion and Analysis of Financial Condition and Results of Operations
     Since Series 33 is currently in the offering phase, it has no material assets or any operating history. The ten (10) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:


                 Partnership                  General Partner(s)
                 -----------                  ------------------
   1.   Bradford Square L.P.                  Sam Nicholson
        (the "Bradford Square Partnership")   Nancy Nicholson
   2.   Carriage Pointe L.P.                  Matzel & Mumford
        (the "Carriage Pointe Partnership")
   3.   Crystal Run L.P.                      MHT Housing
        (the "Crystal Run Partnership")
   4.   Forest Park L.P.                      Jim Howell
        (the "Forest Park Partnership")
   5.   Fox Ridge L.P.                        National Housing Corporation
        (the "Fox Ridge Partnership")
   6.   Giverny Gardens L.P.                  John E. Delaney
        (the "Giverny Gardens Partnership")   Robert D. Hatfield
   7.   Kiest Townhouses L.P.                 Luxar Development Corporation
        (the "Kiest Partnership")
   8.   Merchants Court L.P.                  Dorchester Development Corporation
        (the "Merchants Court Partnership")
   9.   Sayreville Senior Housing L.P.        Sayreville Seniors Housing
        (the "Sayreville Partnership")        Corporation
  10.   Woodhaven L.P.                        Woodhaven Partners
        (the "Woodhaven Partnership")

     Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors--Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

     The Priority Return Base for Series 33 is $1.10 per BAC (11%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

                                                           Basic
                             Location of      Number    Monthly(1)
      Partnership Name        Property       of Units      Rents
      ------------------ ------------------ ---------- ------------
 1.   Bradford           Jefferson City,         50    $349-
      Square             Tennessee                     $431 2BR
      Partnership
 2.   Carriage Pointe    Old Bridge,             18    $602 1BR
      Partnership        New Jersey                    $566-
                                                       $779 2BR
 3.   Crystal Run        Benton Township,        84    $272-
      Partnership        Michigan                      $420 1BR
                                                       $328-
                                                       $485 2BR
 4.   Forest Park        Stonewall,              40    $217 1BR
      Partnership        Louisiana                     $259-
                                                       $296 2BR
                                                       $407 4BR
 5.   Fox Ridge          Durham,                 92    $477-
      Partnership        North Carolina                $583 2BR
                                                       $648 3BR
 6.   Giverny            Paris,                  36    $425-
      Gardens            Kentucky                      $495 2BR
      Partnership                                      $485-
                                                       $525 3BR
 7.   Kiest              Dallas,                130    $483-
      Partnership        Texas                         $505 2BR
                                                       $559-
                                                       $605 3BR
                                                       $618-
                                                       $705 4BR



                 INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

           Government            Permanent       Mortgage    Annual                      Annual
           Assistance            Mortgage        Interest   Reserve     Management     Management
           Anticipated            Loan(2)          Rate      Amount       Agent            Fee
      -------------------- -------------------- ---------- --------- --------------- --------------
 1.   Federal              First                    8%      $10,000  Nicholson       6% of net
      Housing              Virginia                                  Management      rental income
      Tax Credits          Mortgage
                           Company
                           $1,168,000
                                    (3)
 2.   Federal Housing      Amboy National       9.125%      $ 3,600  Matzel &        6% of net
      Tax Credits          Bank                                      Mumford Real    rental income
                           $  627,000(a)            8%               Estate
                           Matzel &
                           Mumford
                           $  490,000(b)
                                    (4)
 3.   Federal Housing      Enterprise               8%      $16,800  Smith &         6% of net
      Tax Credits          Mortgage                                  Company         rental income
                           Company
                           $1,565,000
                                    (5)
 4.   HOME Investment      Hibernia                 8%      $ 8,000  TF Management   6% of net
      Partnerships         National Bank                             Inc.            rental income
      Program(b)           $  176,000(a)            4%
      (6)                  Louisiana
                           Housing
                           Finance
                           Authority
                           $  400,000(b)
                                    (6)
 5.   Federal Housing      Tate Terrace             8%      $18,400  Proctor Group   5% of net
      Tax Credits          Realty Inc.                                               rental income
                           $2,148,360
                                    (7)
 6.   Federal              First Colony             8%      $ 7,200  Canaan          6% of net
      Interest             Capital                                   Community       rental income
      Rate Subsidy         $1,091,000                                Development
      Program                       (8)                              Corp.
      (8)
 7.   Federal Housing      Arbor National           8%      $26,000  Affordable      6% of net
      Tax Credits          Mortgage                                  Housing         rental income
                           Company LLC                               Partnership
                           $3,240,000
                                    (9)

          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

                                                      Basic
                          Location of    Number    Monthly(1)
      Partnership Name      Property    of Units      Rents
      ------------------ ------------- ---------- ------------
 8.   Merchants Court    Dallas,          144     $375 1BR
      Partnership        Georgia                  $440-
                                                  $525 2BR
                                                  $500-
                                                  $565 3BR
 9.   Sayreville         Sayreville,      100     $525 1BR
      Partnership        New Jersey
10.   Woodhaven          South             80     $455-
      Partnership        Brunswick,               $568 1BR
                         New Jersey               $638-
                                                  $751 2BR



                 INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government         Permanent       Mortgage    Annual                   Annual
          Assistance          Mortgage       Interest   Reserve   Management    Management
         Anticipated          Loan(2)          Rate      Amount     Agent          Fee
      ----------------- ------------------- ---------- --------- ------------ --------------
 8.   HOME              Bank of           8.5%        $38,400   Ambling       6% of net
      Investment        America                                 Companies     rental income
      Partnerships      $2,096,000(a)
      Program(b)        Florida             1%
      (10)              Department of
                        Community
                        Affairs
                        $2,000,000(b)
                              (10)
 9.   Federal Housing   Amboy National      7%        $20,000   Sayreville    6% of net
      Tax Credits       Bank                                    Housing       rental income
                        $3,491,000(a)       8%                  Authority
                        Gillette
                        Enterprises
                        $  640,000(b)
                              (11)
10.   Federal Housing   Amboy National    8.5%        $20,000   Eastern       6% of net
      Tax Credits       Bank                                    Properties    rental income
                        $3,366,000
                              (12)

 (1)  Exclusive of utilities, unless indicated otherwise.
 (2) Except as and to the extent noted in the following footnote, the terms of all permanent mortgage loans, described in the following footnotes, which have a term to maturity which is shorter than the term employed for the amortization schedule provide or are expected to provide that the entire outstanding balance of principal of and interest on such permanent mortgage loan shall be due and payable in full at the maturity of such mortgage loan.
 (3) The terms of the Bradford Square Partnership's anticipated permanent first mortgage loan in the amount of $1,168,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (4) (a) The terms of the Carriage Pointe Partnership's anticipated permanent first mortgage loan in the amount of $627,000 are expected to include a term of 15 years, an interest rate of 9.125% and payments of principal and interest on the basis of a 15-year amortization schedule.
     (b) The terms of the Carriage Pointe Partnership's anticipated permanent second mortgage loan in the amount of $490,000 are expected to include a term of 15 years, an interest rate of 8% and payments of principal and interest on the basis of a 15-year amortization schedule.
 (5) The terms of the Crystal Run Partnership's anticipated permanent first mortgage loan in the amount of $1,565,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (6) (a) The terms of the Forest Park Partnership's anticipated permanent first mortgage loan in the amount of $176,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Forest Park Partnership's anticipated permanent second mortgage loan in the amount of $400,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
 (7) The terms of the Fox Ridge Partnership's anticipated permanent first mortgage loan in the amount of $2,148,360 are expected to include a term of 25 years, an interest rate of 8% and payments of principal and interest on the basis of a 25-year amortization schedule.
 (8) The terms of the Giverny Gardens Partnership's anticipated permanent first mortgage loan in the amount of $1,091,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (9) The terms of the Kiest Partnership's anticipated permanent first mortgage loan in the amount of $3,240,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.

 (10) (a) The terms of the Merchants Court Partnership's anticipated permanent first mortgage loan in the amount of $2,096,000 are expected to include a term of 30 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.
      (b) The terms of the Merchants Court Partnership's anticipated permanent second mortgage loan in the amount of $2,000,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
 (11) (a) The terms of the Sayreville Partnership's anticipated permanent first mortgage loan in the amount of $3,491,000 are expected to include a term of 28 years, an interest rate of 7% and payments of principal and interest on the basis of a 28-year amortization schedule.
     (b) The terms of the Sayreville Partnership's anticipated permanent second mortgage loan in the amount of $640,000 are expected to include a term of 8 years, an interest rate of 8% and payments of principal and interest on the basis of an 8-year amortization schedule.
 (12) The terms of the Woodhaven Partnership's anticipated permanent first mortgage loan in the amount of $3,366,000 are expected to include a term of 5 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.

                 TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                         Ownership
                                       Interest (%)
                                         Profits,
                                          Losses,       Operating
                           BCTC IV      Credit/Net       General
         Partnership       Capital         Cash          Partner
            Name        Contribution   Flow/Backend   Contribution
      ---------------- -------------- -------------- --------------
 1.   Bradford           $1,473,080      99/30/50         $100
      Square
      Partnership
 2.   CarriagePointe     $  503,797      50/25/25         $100
      Partnership
 3.   Crystal Run        $  832,691      19/15/15         $100
      Partnership
 4.   Forest Park        $1,501,914      99/50/50         $100
      Partnership
 5.   Fox Ridge          $3,741,000     100/10/20         $100
      Partnership
 6.   Giverny            $  834,881     100/20/20         $100
      Gardens
      Partnership
 7.   Kiest              $3,947,107      50/15/15         $100
      Partnership
 8.   Merchants          $2,437,397        35/9/9         $100
      Court
      Partnership
 9.   Sayreville         $1,486,484      50/25/25         $100
      Partnership
10.   Woodhaven          $1,186,569      50/25/25         $100
      Partnership



                 TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS--(Continued)

                                         Fund's
                                      Approximate
                                        Average      Development       Annual
                                         Annual       Fee/Other      Partnership       Asset
         Operating      Operating     Anticipated   Distributions    Management     Management
          Deficit     Partnership's     Federal      to Operating      Fee to      Fee to Boston
         Guarantee     Credit Base       Credit           GP        Operating GP      Capital
      -------------- --------------- ------------- --------------- -------------- --------------
 1.    Unlimited        $ 2,490,000      $210,440   $  117,000         $ 3,000        $ 3,000
        in time
       and amount
 2.       None          $ 1,653,000      $ 68,938   $  274,777               0              0
 3.    Unlimited        $ 7,403,000      $115,651   $  826,000         $ 6,300        $ 6,300
        in time
       and amount
 4.    Unlimited        $ 1,914,000      $208,599   $  150,000         $ 1,000        $ 1,000
        in time
       and amount
 5.   $235,000          $ 6,166,300      $519,583   $  516,000         $32,000        $ 8,000
         in the
       aggregate
 6.   $ 90,000          $ 1,369,000      $116,767   $  180,000         $ 3,000        $ 3,000
         in the
       aggregate
      for 3 years
 7.    Unlimited        $13,260,000      $548,209   $1,272,000         $13,000        $13,000
        in time
       and amount
 8.    Unlimited        $11,713,000      $333,890   $1,591,000         $10,000        $10,000
       in amount
      for 5 years
 9.       None          $ 5,532,000      $232,463   $  524,772               0              0
10.       None          $ 5,263,000      $233,350   $  388,000               0              0

THE BRADFORD SQUARE PARTNERSHIP (Bradford Square Apartments)

       Bradford Square Apartments is a 50-unit apartment complex for senior citizens which is to be constructed on North Highway 92 at Oak Hills Way in Jefferson City, Tennessee. Bradford Square Apartments will consist of 50 two-bedroom units contained in 11 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Bradford Square Apartments is anticipated to begin in September, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    10       June, 1999              6        July, 1999
    10       July, 1999              6        August, 1999
    10       August, 1999            6        September, 1999
    10       September, 1999         8        October, 1999
    10       October, 1999           8        November, 1999
                                     8        December, 1999
                                     8        January, 2000

THE CARRIAGE POINTE PARTNERSHIP (Carriage Pointe Apartments)

       Carriage Pointe Apartments is an 18-unit apartment complex for families and senior citizens which has been constructed on County Route 516 between High Pointe Way and Bennett Road in Old Bridge, New Jersey. Carriage Pointe Apartments consists of 6 one-bedroom units and 12 two-bedroom units contained in 2 buildings. The complex offers central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning, cable television hook-up, and a patio or porch.

       Construction of Carriage Pointe Apartments is complete and is 100% occupied.


THE CRYSTAL RUN PARTNERSHIP
(Crystal Run Apartments)

       Crystal Run Apartments is an 84-unit apartment complex for senior citizens which is to be constructed on Plaza Drive in Benton Township, Michigan. Crystal Run Apartments will consist of 18 one-bedroom units and 66 two-bedroom units contained in 1 building. The complex will offer a library, function room, exercise room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Crystal Run Apartments is anticipated to begin in September, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
    84       September, 1999        14        October, 1999
                                    14        November, 1999
                                    14        December, 1999
                                    14        January, 2000
                                    14        February, 2000
                                    14        March, 2000

THE FOREST PARK PARTNERSHIP
(Forest Park Apartments)

       Forest Park Apartments is a 40-unit apartment complex for families which is to be constructed on Preston Road and Highway 171 in Stonewall, Louisiana. Forest Park Apartments will consist of 12 one-bedroom units, 22 two-bedroom units and 6 four-bedroom units contained in 12 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, air conditioning and a patio or porch.

       Construction of Forest Park Apartments is anticipated to begin in September, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                         Number
of Units       Completion     of Units       Rent-Up
----------   -------------   ----------   -------------
    10       March, 1999         8        April, 1999
    10       April, 1999         8        May, 1999
    10       May, 1999           8        June, 1999
    10       June, 1999          8        July, 1999
                                 8        August, 1999

THE FOX RIDGE PARTNERSHIP
(Fox Ridge Apartments)

       Fox Ridge Apartments is a 92-unit apartment complex for families which is being constructed near the corner of Page Road and the Page Road Extension in Durham, North Carolina. Fox Ridge Apartments will consist of 56 two-bedroom units and 36 three-bedroom units contained in 8 buildings. The complex will offer a clubroom, pool, playground and central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, dishwasher, air conditioning, cable television hook-up and a patio or porch.

       Construction of Fox Ridge Apartments began in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    15       May, 1999              11        June, 1999
    15       June, 1999             11        July, 1999
    15       July, 1999             11        August, 1999
    15       August, 1999           11        September, 1999
    16       September, 1999        12        October, 1999
    16       October, 1999          12        November, 1999
                                    12        December, 1999
                                    12        January, 2000

THE GIVERNY GARDENS PARTNERSHIP
(Giverny Gardens Apartments)

       Giverny Gardens Apartments is a 36-unit apartment complex for families which is to be constructed on Bethlehem Road (Kentucky Route 1939) in Paris, Kentucky. Giverny Gardens Apartments will consist of 28 two-bedroom units and 8 three-bedroom units contained in 5 buildings. The complex will offer a function room, playground and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, ceiling fans and a patio or porch.

       Construction of Giverny Gardens Apartments is anticipated to begin in September, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
     9       June, 1999              9        July, 1999
     9       July, 1999              9        August, 1999
     9       August, 1999            9        September, 1999
     9       September, 1999         9        October, 1999

THE KIEST PARTNERSHIP
(Kiest Townhomes)

       Kiest Townhomes is a 130-unit apartment complex for families which is being constructed on Kiest Boulevard at Cockrell Hill Road in Dallas, Texas. Kiest Townhomes will consist of 59 two-bedroom units, 59 three-bedroom units and 12 four-bedroom units contained in 16 buildings. The complex will offer a function room, pool, playground, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range with hood, dishwasher, disposal, air conditioning, ceiling fan, bathroom exhaust fan and a patio or porch.

       Construction of Kiest Townhomes began in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    32       November, 1998        16        January, 1999
    32       December, 1998        16        February, 1999
    33       January, 1999         16        March, 1999
    33       February, 1999        16        April, 1999
                                   16        May, 1999
                                   16        June, 1999
                                   17        July, 1999
                                   17        August, 1999

THE MERCHANTS COURT PARTNERSHIP
(Merchants Court Apartments)

       Merchants Court Apartments is a 144-unit apartment complex for families which is to be constructed on Merchants Drive in Dallas, Georgia. Merchants Court Apartments will consist of 72 one-bedroom units, 36 two-bedroom units and 36 three-bedroom units contained in 12 buildings. The complex will offer a function room, pool, picnic area, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Merchants Court Apartments is anticipated to begin in January, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    36       July, 1999             18        August, 1999
    36       August, 1999           18        September, 1999
    36       September, 1999        18        October, 1999
    36       October, 1999          18        November, 1999
                                    18        December, 1999
                                    18        January, 2000
                                    18        February, 2000
                                    18        March, 2000

THE SAYREVILLE PARTNERSHIP
(Gillette Manor Apartments)

       Gillette Manor Apartments is a 100-unit apartment complex for senior citizens which has been constructed on Washington Road at Hilltop Avenue in Sayreville, New Jersey. Gillette Manor Apartments consists of 100 one-bedroom units contained in 1 building. The complex offers a meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, air conditioning, cable television hook-up and an emergency call system.

       Construction of Gillette Manor Apartments is complete and is 100% occupied.

THE WOODHAVEN PARTNERSHIP
(Woodhaven Apartments)

       Woodhaven Apartments is an 80-unit apartment complex for families and senior citizens which has been constructed on Route 27 in South Brunswick, New Jersey. Woodhaven Apartments consists of 40 one-bedroom units and 40 two-bedroom units contained in 13 buildings. The complex offers a clubhouse with meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Woodhaven Apartments is complete and is 100% occupied.

                                                                             NY

                                 AUGUST 1, 1998
                       SUPPLEMENT NO. 1 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                     DATED
                                 AUGUST 1, 1998

                   (SUPPLEMENT OFFERING BCTC IV SERIES 33 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)
--------------------------------------------------------------------------------
     This Supplement is part of, and should be read in conjunction with, the Prospectus of the Fund. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus. This Supplement No. 1 supersedes all previous supplements to the Prospectus.


     Results of BCTC IV Series 32

     The Fund received orders for a total of 4,502,700 BACs ($45,027,000) with respect to Series 32, and issued the last of such Series 32 BACs on June 17, 1998. The aggregate fees paid as of June 17, 1998 to the General Partner and Affiliates with respect to Series 32 were $5,290,672. No additional BACs will be offered with respect to Series 32. The Fund has issued a total of 42,877,209 BACs, raised $428,607,500 and admitted 24,763 Investors with respect to Series 20 through 32 and may still sell up to $196,392,500 to the public if all the BACs in Series 33 are sold. (See "Prior Performance of the General Partner and its Affiliates" in the Prospectus for information about Series 20 through 32.)


     Offering of BCTC IV Series 33

     The Fund is offering, effective June 18, 1998, the fourteenth series of BACs ("Series 33") consisting of 2,500,000 BACs, with a minimum required investment of five hundred BACs at $10 per BAC ($5,000) per Investor, on the terms and conditions as are set forth in the Prospectus. No BACs in Series 33 will be issued unless at least 250,000 BACs in such series are sold. In the event that only the minimum number of 250,000 BACs are sold in Series 33, a significant portion of the Apartment Complexes identified herein will not be invested in. In addition, of each dollar raised by Series 33, approximately 72% to 73% will be used for investments in Apartment Complexes, and about one-half of the balance will be used to pay fees and expenses to the General Partner or its Affiliates. (See "Estimated Use of Proceeds," and "Compensation and Fees" in the Prospectus.) The offering of BACs in Series 33 will not exceed 12 months.

     THE PURCHASE OF BACS IN SERIES 33 WILL NOT ENTITLE THE INVESTOR TO ANY INTEREST IN ANY OTHER SERIES OF THE FUND NOR ANY INTEREST IN BOSTON CAPITAL TAX CREDIT FUND LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND II LIMITED PARTNERSHIP, OR BOSTON CAPITAL TAX CREDIT FUND III L.P.

     The Fund anticipates acquiring, on behalf of Series 33, limited partnership interests in the ten (10) Operating Partnerships more fully described hereinafter (the "Operating Partnerships") pursuant to the provisions of "Investment Objectives and Acquisition Policies," as set forth in the Prospectus. The Operating General Partners (or affiliates thereof) with respect to certain of the Operating Partnerships described below are general partners of other operating partnerships which have been invested in by the Fund on behalf of other series and/or other partnerships affiliated with the General Partner. (See "Conflicts of Interest" in the Prospectus.) A significant portion of the funds invested by the Fund in each Operating Partnership will be used to pay fees and expenses to the Operating General Partners. (See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.)

     The Fund's investment in Operating Partnerships on behalf of Series 33 will be consistent with the provisions of the Prospectus relating to the investment in Operating Partnerships. (See, particularly, "Investment Objectives and Acquisition Policies," "Investment in Operating Partnerships," and "Sharing Arrangements: Profits, Credits, Losses, Net Cash Flow and Residuals.")

     THE POTENTIAL OPERATING PARTNERSHIP INTERESTS IDENTIFIED BELOW RELATE ONLY TO BCTC IV--SERIES 33.

     While the General Partner believes that the Fund, on behalf of Series 33, is reasonably likely to acquire interests in the Operating Partnerships which are developing or will develop, as applicable, the Apartment Complexes described hereinafter, the Fund may not be able to do so as a result of additional information or changes in circumstances. Before any such acquisition is made, the General Partner will continue and complete its due diligence review as to the applicable Operating Partnership and the related Apartment Complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors; if any significant adverse information is obtained by the General Partner, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. If such interests are acquired, the terms may differ materially from those described below. Accordingly, Investors should not rely on the ability of the Fund to invest in these Apartment Complexes or under the described investment terms in deciding whether to invest in the Fund. If the entire $25 million is raised for Series 33, the anticipated acquisition of the Operating Partnership Interests, described hereinafter, will represent approximately 100% of the total money which the Fund currently expects to spend on behalf of Series 33.

     Management's Discussion and Analysis of Financial Condition and Results of Operations
     Since Series 33 is currently in the offering phase, it has no material assets or any operating history. The ten (10) Operating Partnerships in which Interests are currently expected to be acquired, and the respective Operating General Partners, are as follows:


                 Partnership                  General Partner(s)
                 -----------                  ------------------
   1.   Bradford Square L.P.                  Sam Nicholson
        (the "Bradford Square Partnership")   Nancy Nicholson
   2.   Carriage Pointe L.P.                  Matzel & Mumford
        (the "Carriage Pointe Partnership")
   3.   Crystal Run L.P.                      MHT Housing
        (the "Crystal Run Partnership")
   4.   Forest Park L.P.                      Jim Howell
        (the "Forest Park Partnership")
   5.   Fox Ridge L.P.                        National Housing Corporation
        (the "Fox Ridge Partnership")
   6.   Giverny Gardens L.P.                  John E. Delaney
        (the "Giverny Gardens Partnership")   Robert D. Hatfield
   7.   Kiest Townhouses L.P.                 Luxar Development Corporation
        (the "Kiest Partnership")
   8.   Merchants Court L.P.                  Dorchester Development Corporation
        (the "Merchants Court Partnership")
   9.   Sayreville Senior Housing L.P.        Sayreville Seniors Housing
        (the "Sayreville Partnership")        Corporation
  10.   Woodhaven L.P.                        Woodhaven Partners
        (the "Woodhaven Partnership")

     Permanent Mortgage Loan financing for the Apartment Complexes described herein is being or will be provided from a variety of sources, as described below. Certain of the Apartment Complexes, as described below, have not yet begun construction. Delays in construction could occur with respect to Apartment Complexes currently under construction or as to which construction has not yet commenced, which could result in delay or reduction in achieving Tax Credits. (See "Risk Factors--Tax Risks Associated with the Fund's Investments" in the Prospectus.) The General Partner believes that each of the Apartment Complexes has or will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the Apartment Complexes and the anticipated terms of investment in each Operating Partnership.

     The Priority Return Base for Series 33 is $1.10 per BAC (11%). (See "Glossary" at page 162 of the Prospectus for the definition of the term "Priority Return Base.") Investors should note that the "Priority Return Base" is the level of return that must be provided to Investors before the General Partner may receive a 5% share in the proceeds from the sale or refinancing of Apartment Complexes or Operating Partnership Interests. (See "Liquidation Phase" at page 49 of the Prospectus.) In establishing the Priority Return Base, the General Partner is not representing that the Fund is expected to provide this level of return to Investors. The General Partner will receive fees and compensation for services prior to BAC Holders receiving the Priority Return.

                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

                                                           Basic
                             Location of      Number    Monthly(1)
      Partnership Name        Property       of Units      Rents
      ------------------ ------------------ ---------- ------------
 1.   Bradford           Jefferson City,         50    $349-
      Square             Tennessee                     $431 2BR
      Partnership
 2.   Carriage Pointe    Old Bridge,             18    $602 1BR
      Partnership        New Jersey                    $566-
                                                       $779 2BR
 3.   Crystal Run        Benton Township,        84    $272-
      Partnership        Michigan                      $420 1BR
                                                       $328-
                                                       $485 2BR
 4.   Forest Park        Stonewall,              40    $217 1BR
      Partnership        Louisiana                     $259-
                                                       $296 2BR
                                                       $407 4BR
 5.   Fox Ridge          Durham,                 92    $477-
      Partnership        North Carolina                $583 2BR
                                                       $648 3BR
 6.   Giverny            Paris,                  36    $425-
      Gardens            Kentucky                      $495 2BR
      Partnership                                      $485-
                                                       $525 3BR
 7.   Kiest              Dallas,                130    $483-
      Partnership        Texas                         $505 2BR
                                                       $559-
                                                       $605 3BR
                                                       $618-
                                                       $705 4BR



                 INFORMATION CONCERNING THE APARTMENT COMPLEXES

           Government            Permanent       Mortgage    Annual                      Annual
           Assistance            Mortgage        Interest   Reserve     Management     Management
           Anticipated            Loan(2)          Rate      Amount       Agent            Fee
      -------------------- -------------------- ---------- --------- --------------- --------------
 1.   Federal              First                    8%      $10,000   Nicholson       6% of net
      Housing              Virginia                                   Management      rental income
      Tax Credits          Mortgage
                           Company
                           $1,168,000
                                    (3)
 2.   Federal Housing      Amboy National       9.125%      $ 3,600   Matzel &        6% of net
      Tax Credits          Bank                                       Mumford Real    rental income
                           $  627,000(a)            8%                Estate
                           Matzel &
                           Mumford
                           $  490,000(b)
                                    (4)
 3.   Federal Housing      Enterprise               8%      $16,800   Smith &         6% of net
      Tax Credits          Mortgage                                   Company         rental income
                           Company
                           $1,565,000
                                    (5)
 4.   HOME Investment      Hibernia                 8%      $ 8,000   TF Management   6% of net
      Partnerships         National Bank                              Inc.            rental income
      Program(b)           $  176,000(a)            4%
      (6)                  Louisiana
                           Housing
                           Finance
                           Authority
                           $  400,000(b)
                                    (6)
 5.   Federal Housing      Tate Terrace             8%      $18,400   Proctor Group   5% of net
      Tax Credits          Realty Inc.                                               rental income
                           $2,148,360
                                    (7)
 6.   Federal              First Colony             8%      $ 7,200   Canaan          6% of net
      Interest             Capital                                    Community       rental income
      Rate Subsidy         $1,091,000                                 Development
      Program                       (8)                               Corp.
      (8)
 7.   Federal Housing      Arbor National           8%      $26,000   Affordable      6% of net
      Tax Credits          Mortgage                                   Housing         rental income
                           Company LLC                                Partnership
                           $3,240,000
                                    (9)

          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

                                                           Basic
                             Location of      Number    Monthly(1)
      Partnership Name        Property       of Units      Rents
      ------------------ ------------------ ---------- ------------
 8.   Merchants Court    Dallas,               144     $375 1BR
      Partnership        Georgia                       $440-
                                                       $525 2BR
                                                       $500-
                                                       $565 3BR
 9.   Sayreville         Sayreville,           100     $525 1BR
      Partnership        New Jersey
10.   Woodhaven          South Brunswick,       80     $455-
      Partnership        New Jersey                    $568 1BR
                                                       $638-
                                                       $751 2BR



          INFORMATION CONCERNING THE APARTMENT COMPLEXES--(Continued)

          Government         Permanent       Mortgage    Annual                   Annual
          Assistance          Mortgage       Interest   Reserve   Management    Management
         Anticipated          Loan(2)          Rate      Amount     Agent          Fee
      ----------------- ------------------- ---------- --------- ------------ --------------
 8.   HOME Investment   Bank of             8.5%        $38,400  Ambling      6% of net
      Partnerships      America                                  Companies    rental income
      Program(b)        $2,096,000(a)
      (10)              Florida               1%
                        Department of
                        Community
                        Affairs
                        $2,000,000(b)
                              (10)
 9.   Federal Housing   Amboy National        7%        $20,000  Sayreville   6% of net
      Tax Credits       Bank                                     Housing      rental income
                        $3,491,000(a)         8%                 Authority
                        Gillette
                        Enterprises
                        $  640,000(b)
                              (11)
10.   Federal Housing   Amboy National      8.5%        $20,000  Eastern      6% of net
      Tax Credits       Bank                                     Properties   rental income
                        $3,366,000
                              (12)

 (1)  Exclusive of utilities, unless indicated otherwise.
 (2) Except as and to the extent noted in the following footnote, the terms of all permanent mortgage loans, described in the following footnotes, which have a term to maturity which is shorter than the term employed for the amortization schedule provide or are expected to provide that the entire outstanding balance of principal of and interest on such permanent mortgage loan shall be due and payable in full at the maturity of such mortgage loan.
 (3) The terms of the Bradford Square Partnership's anticipated permanent first mortgage loan in the amount of $1,168,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (4) (a) The terms of the Carriage Pointe Partnership's anticipated permanent first mortgage loan in the amount of $627,000 are expected to include a term of 15 years, an interest rate of 9.125% and payments of principal and interest on the basis of a 15-year amortization schedule.
      (b) The terms of the Carriage Pointe Partnership's anticipated permanent second mortgage loan in the amount of $490,000 are expected to include a term of 15 years, an interest rate of 8% and payments of principal and interest on the basis of a 15-year amortization schedule.
 (5) The terms of the Crystal Run Partnership's anticipated permanent first mortgage loan in the amount of $1,565,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (6) (a) The terms of the Forest Park Partnership's anticipated permanent first mortgage loan in the amount of $176,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
      (b) The terms of the Forest Park Partnership's anticipated permanent second mortgage loan in the amount of $400,000 are expected to include a term of 30 years, an interest rate of 4% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
 (7) The terms of the Fox Ridge Partnership's anticipated permanent first mortgage loan in the amount of $2,148,360 are expected to include a term of 25 years, an interest rate of 8% and payments of principal and interest on the basis of a 25-year amortization schedule.
 (8) The terms of the Giverny Gardens Partnership's anticipated permanent first mortgage loan in the amount of $1,091,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
 (9) The terms of the Kiest Partnership's anticipated permanent first mortgage loan in the amount of $3,240,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.

(10) (a) The terms of the Merchants Court Partnership's anticipated permanent first mortgage loan in the amount of $2,096,000 are expected to include a term of 30 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Merchants Court Partnership's anticipated permanent second mortgage loan in the amount of $2,000,000 are expected to include a term of 30 years, an interest rate of 1% and payments of principal and interest on the basis of a 30-year amortization schedule, provided, however, that the terms of the permanent second mortgage loan will provide for the deferral and accrual of payments of principal and interest based on available cash flow, and for the payment of the entire outstanding balance of principal and interest at the end of the 30-year term.
(11) (a) The terms of the Sayreville Partnership's anticipated permanent first mortgage loan in the amount of $3,491,000 are expected to include a term of 28 years, an interest rate of 7% and payments of principal and interest on the basis of a 28-year amortization schedule.
     (b) The terms of the Sayreville Partnership's anticipated permanent second mortgage loan in the amount of $640,000 are expected to include a term of 8 years, an interest rate of 8% and payments of principal and interest on the basis of an 8-year amortization schedule.
(12) The terms of the Woodhaven Partnership's anticipated permanent first mortgage loan in the amount of $3,366,000 are expected to include a term of 5 years, an interest rate of 8.5% and payments of principal and interest on the basis of a 30-year amortization schedule.

                 TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS

                                         Ownership
                                       Interest (%)
                                         Profits,
                                          Losses,       Operating
                           BCTC IV      Credit/Net       General
         Partnership       Capital         Cash          Partner
            Name        Contribution   Flow/Backend   Contribution
      ---------------- -------------- -------------- --------------
 1.   Bradford           $1,473,080     99/30/50          $100
      Square
      Partnership
 2.   CarriagePointe     $  503,797     50/25/25          $100
      Partnership
 3.   Crystal Run        $  832,691     19/15/15          $100
      Partnership
 4.   Forest Park        $1,501,914     99/50/50          $100
      Partnership
 5.   Fox Ridge          $3,741,000     100/10/20         $100
      Partnership
 6.   Giverny            $  834,881     100/20/20         $100
      Gardens
      Partnership
 7.   Kiest              $3,947,107      50/15/15         $100
      Partnership
 8.   Merchants          $2,437,397        35/9/9         $100
      Court
      Partnership
 9.   Sayreville         $1,486,484      50/25/25         $100
      Partnership
10.   Woodhaven          $1,186,569      50/25/25         $100
      Partnership



                             TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS--(Continued)

                                         Fund's
                                      Approximate
                                        Average      Development       Annual
                                         Annual       Fee/Other      Partnership       Asset
         Operating      Operating     Anticipated   Distributions    Management     Management
          Deficit     Partnership's     Federal      to Operating      Fee to      Fee to Boston
         Guarantee     Credit Base       Credit           GP        Operating GP      Capital
      -------------- --------------- ------------- --------------- -------------- --------------
 1.    Unlimited       $ 2,490,000      $210,440      $  117,000       $ 3,000        $ 3,000
        in time
       and amount
 2.       None         $ 1,653,000      $ 68,938      $  274,777             0              0
 3.    Unlimited       $ 7,403,000      $115,651      $  826,000       $ 6,300        $ 6,300
        in time
       and amount
 4.    Unlimited       $ 1,914,000      $208,599      $  150,000       $ 1,000        $ 1,000
        in time
       and amount
 5.     $235,000       $ 6,166,300      $519,583      $  516,000       $32,000        $ 8,000
         in the
       aggregate
 6.     $ 90,000       $ 1,369,000      $116,767      $  180,000       $ 3,000        $ 3,000
         in the
       aggregate
      for 3 years
 7.    Unlimited       $13,260,000      $548,209      $1,272,000       $13,000        $13,000
        in time
       and amount
 8.    Unlimited       $11,713,000      $333,890      $1,591,000       $10,000        $10,000
       in amount
      for 5 years
 9.       None         $ 5,532,000      $232,463      $  524,772             0              0
10.       None         $ 5,263,000      $233,350      $  388,000             0              0

THE BRADFORD SQUARE PARTNERSHIP
(Bradford Square Apartments)

       Bradford Square Apartments is a 50-unit apartment complex for senior citizens which is to be constructed on North Highway 92 at Oak Hills Way in Jefferson City, Tennessee. Bradford Square Apartments will consist of 50 two-bedroom units contained in 11 buildings. The complex will offer a function room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Bradford Square Apartments is anticipated to begin in September, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    10       June, 1999              6        July, 1999
    10       July, 1999              6        August, 1999
    10       August, 1999            6        September, 1999
    10       September, 1999         8        October, 1999
    10       October, 1999           8        November, 1999
                                     8        December, 1999
                                     8        January, 2000

THE CARRIAGE POINTE PARTNERSHIP
(Carriage Pointe Apartments)

       Carriage Pointe Apartments is an 18-unit apartment complex for families and senior citizens which has been constructed on County Route 516 between High Pointe Way and Bennett Road in Old Bridge, New Jersey. Carriage Pointe Apartments consists of 6 one-bedroom units and 12 two-bedroom units contained in 2 buildings. The complex offers central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning, cable television hook-up, and a patio or porch.

       Construction of Carriage Pointe Apartments is complete and is 100% occupied.

THE CRYSTAL RUN PARTNERSHIP
(Crystal Run Apartments)

       Crystal Run Apartments is an 84-unit apartment complex for senior citizens which is to be constructed on Plaza Drive in Benton Township, Michigan. Crystal Run Apartments will consist of 18 one-bedroom units and 66 two-bedroom units contained in 1 building. The complex will offer a library, function room, exercise room and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Crystal Run Apartments is anticipated to begin in September, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units        Rent-Up
----------   -----------------   ----------   ---------------
    84       September, 1999        14        October, 1999
                                    14        November, 1999
                                    14        December, 1999
                                    14        January, 2000
                                    14        February, 2000
                                    14        March, 2000

THE FOREST PARK PARTNERSHIP
(Forest Park Apartments)

       Forest Park Apartments is a 40-unit apartment complex for families which is to be constructed on Preston Road and Highway 171 in Stonewall, Louisiana. Forest Park Apartments will consist of 12 one-bedroom units, 22 two-bedroom units and 6 four-bedroom units contained in 12 buildings. The complex will offer central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, air conditioning and a patio or porch.

       Construction of Forest Park Apartments is anticipated to begin in September, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                         Number
of Units       Completion     of Units       Rent-Up
----------   -------------   ----------   -------------
    10       March, 1999         8        April, 1999
    10       April, 1999         8        May, 1999
    10       May, 1999           8        June, 1999
    10       June, 1999          8        July, 1999
                                 8        August, 1999

THE FOX RIDGE PARTNERSHIP
(Fox Ridge Apartments)

       Fox Ridge Apartments is a 92-unit apartment complex for families which is being constructed near the corner of Page Road and the Page Road Extension in Durham, North Carolina. Fox Ridge Apartments will consist of 56 two-bedroom units and 36 three-bedroom units contained in 8 buildings. The complex will offer a clubroom, pool, playground and central laundry facilities.

       Individual units will contain a refrigerator, range, kitchen exhaust fan, dishwasher, air conditioning, cable television hook-up and a patio or porch.

       Construction of Fox Ridge Apartments began in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    15       May, 1999              11        June, 1999
    15       June, 1999             11        July, 1999
    15       July, 1999             11        August, 1999
    15       August, 1999           11        September, 1999
    16       September, 1999        12        October, 1999
    16       October, 1999          12        November, 1999
                                    12        December, 1999
                                    12        January, 2000

THE GIVERNY GARDENS PARTNERSHIP
(Giverny Gardens Apartments)

       Giverny Gardens Apartments is a 36-unit apartment complex for families which is to be constructed on Bethlehem Road (Kentucky Route 1939) in Paris, Kentucky. Giverny Gardens Apartments will consist of 28 two-bedroom units and 8 three-bedroom units contained in 5 buildings. The complex will offer a function room, playground and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, ceiling fans and a patio or porch.

       Construction of Giverny Gardens Apartments is anticipated to begin in September, 1998. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
     9       June, 1999              9        July, 1999
     9       July, 1999              9        August, 1999
     9       August, 1999            9        September, 1999
     9       September, 1999         9        October, 1999

THE KIEST PARTNERSHIP
(Kiest Townhomes)

       Kiest Townhomes is a 130-unit apartment complex for families which is being constructed on Kiest Boulevard at Cockrell Hill Road in Dallas, Texas. Kiest Townhomes will consist of 59 two-bedroom units, 59 three-bedroom units and 12 four-bedroom units contained in 16 buildings. The complex will offer a function room, pool, playground, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range with hood, dishwasher, disposal, air conditioning, ceiling fan, bathroom exhaust fan and a patio or porch.

       Construction of Kiest Townhomes began in July, 1998. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                            Number
of Units        Completion       of Units        Rent-Up
----------   ----------------   ----------   ---------------
    32       November, 1998        16        January, 1999
    32       December, 1998        16        February, 1999
    33       January, 1999         16        March, 1999
    33       February, 1999        16        April, 1999
                                   16        May, 1999
                                   16        June, 1999
                                   17        July, 1999
                                   17        August, 1999

THE MERCHANTS COURT PARTNERSHIP
(Merchants Court Apartments)

       Merchants Court Apartments is a 144-unit apartment complex for families which is to be constructed on Merchants Drive in Dallas, Georgia. Merchants Court Apartments will consist of 72 one-bedroom units, 36 two-bedroom units and 36 three-bedroom units contained in 12 buildings. The complex will offer a function room, pool, picnic area, basketball court and central laundry facilities.

       Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Merchants Court Apartments is anticipated to begin in January, 1999. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:



Number                             Number
of Units         Completion       of Units         Rent-Up
----------   -----------------   ----------   ----------------
    36       July, 1999             18        August, 1999
    36       August, 1999           18        September, 1999
    36       September, 1999        18        October, 1999
    36       October, 1999          18        November, 1999
                                    18        December, 1999
                                    18        January, 2000
                                    18        February, 2000
                                    18        March, 2000

THE SAYREVILLE PARTNERSHIP
(Gillette Manor Apartments)

       Gillette Manor Apartments is a 100-unit apartment complex for senior citizens which has been constructed on Washington Road at Hilltop Avenue in Sayreville, New Jersey. Gillette Manor Apartments consists of 100 one-bedroom units contained in 1 building. The complex offers a meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, air conditioning, cable television hook-up and an emergency call system.

       Construction of Gillette Manor Apartments is complete and is 100% occupied.

THE WOODHAVEN PARTNERSHIP
(Woodhaven Apartments)

       Woodhaven Apartments is an 80-unit apartment complex for families and senior citizens which has been constructed on Route 27 in South Brunswick, New Jersey. Woodhaven Apartments consists of 40 one-bedroom units and 40 two-bedroom units contained in 13 buildings. The complex offers a clubhouse with meeting room and central laundry facilities.

       Individual units contain a refrigerator, range, dishwasher, disposal, air conditioning and a patio or porch.

       Construction of Woodhaven Apartments is complete and is 100% occupied.